SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	81,275
Granted | shares	85,150
Exercised | shares	(24,251)
Forfeited | shares	(21,974)
Outstanding - end of the year | shares	120,200
RSUs exercisable at the end of the year | shares
Vested and expected to vest | shares	120,200
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 33.50
Granted | $ / shares	15.33
Exercised | $ / shares	30.22
Forfeited | $ / shares	26.76
Outstanding - end of the year | $ / shares	20.24
RSUs exercisable at the end of the year | $ / shares
Vested and expected to vest | $ / shares	$ 20.24
Aggregate intrinsic value
Outstanding - end of the year | $	$ 1,632
RSUs exercisable at the end of the year | $
Vested and expected to vest | $	$ 1,632